3. Property and Equipment (Details) - CAD	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Property and Equipment, gross	CAD 104,574	CAD 104,574	CAD 40,055
Accumulated Amortization	31,512	27,074	6,737
Property and Equipment, net	73,062	77,500	33,318
Computer equipment
Property and Equipment, gross	3,558	3,558	1,865
Accumulated Amortization	1,616	1,459	560
Production equipment
Property and Equipment, gross	67,367	67,367	27,236
Accumulated Amortization	20,307	17,831	5,447
Leasehold improvements
Property and Equipment, gross	33,649	33,649	10,954
Accumulated Amortization	CAD 9,589	CAD 7,784	CAD 730